Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments by category
Schedule of financial instruments analysis

		2017
Assets per balance sheet	Note	Loans and receivables	Assets held for trading	Held-to- maturity investments	Derivatives used for hedging	Total
Cash and cash equivalents	8	1,019,037	—	—	—	1,019,037
Financial investments	9	—	206,547	—	—	206,547
Derivative financial instruments	5.4	—	8,811	—	2,966	11,777
Trade accounts receivable	10	182,713	—	—	—	182,713
Related parties	13	738	—	—	—	738

		1,202,488	215,358	—	2,966	1,420,812

		2017
Liabilities per balance sheet	Note	Liabilities at fair value through profit or loss	Derivatives used for hedging	Other financial liabilities	Total
Loans and financing	16	—	—	1,447,299	1,447,299
Derivative financial instruments	5.4	12,842	2,195	—	15,037
Trade payables		—	—	329,814	329,814
Confirming payable	17	—	—	111,024	111,024
Use of public assets	22	—	—	24,309	24,309
Related parties	13	—	—	89,924	89,924

		12,842	2,195	2,002,370	2,017,407

		2016
Assets per balance sheet	Note	Loans and receivables	Assets held for trading	Held-to- maturity investments	Derivatives used for hedging	Total
Cash and cash equivalents	8	915,576	—	—	—	915,576
Financial investments	9	—	119,498	—	—	119,498
Derivative financial instruments	5.4	—	6,649	—	14,091	20,740
Trade accounts receivable	10	120,062	—	—	—	120,062
Related parties	13	400,798	—	—	—	400,798

		1,436,436	126,147	—	14,091	1,576,674

		2016
Liabilities per balance sheet	Note	Liabilities at fair value through profit or loss	Derivatives used for hedging	Other financial liabilities	Total
Loans and financing	16	—	—	1,144,385	1,144,385
Derivative financial instruments	5.4	2,564	34,894	—	37,458
Trade payables		—	—	282,241	282,241
Confirming payable	17	—	—	102,287	102,287
Use of public assets	22	—	—	25,920	25,920
Related parties	13	—	—	230,513	230,513

		2,564	34,894	1,785,346	1,822,804